Condensed Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenue:
License and research revenue	$ 0	$ 598
Product sales and services	32,711	3,960
Other revenues	15	20
Total revenue	32,726	4,578
Costs and expenses:
Cost of goods and services sold	(3,630)	(773)
Research and development	(6,022)	(3,944)
Selling, general and administrative	(4,463)	(3,516)
Fair value remeasurement of acquisition liabilities, incl. related parties	(5,254)	(14,626)
Acquisition note expenses, incl. related parties	0	(3,013)
Amortisation of intangible R&D assets	(3,143)	(2,937)
Total	(22,512)	(28,809)
Profit (loss) from operations	10,214	(24,231)
Interest income	798	45
Interest expense	(141)	(5,552)
Interest expense on debt related to the royalty agreement with related parties	(259)	(156)
Foreign exchange gain (loss)	11,501	179
Other income (loss)	7	52
Income (loss) before income taxes	22,120	(29,663)
Income tax benefit (expense)	(10,473)	2,802
Net income (loss) from continuing operations	11,647	(26,861)
Net income (loss) from discontinued operations	0	223
Net income (loss)	$ 11,647	$ (26,638)
Earnings (loss) per ordinary share (Basic)
Continuing operations	$ 0.29	$ (0.95)
Discontinued operations	0.00	0.01
Net income (loss)	0.29	(0.94)
Earnings (loss) per share (diluted)
Continuing operations	0.27	(0.95)
Discontinued operations	0.00	0.01
Net income (loss)	$ 0.27	$ (0.94)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	40,207	28,312
Diluted (in shares)	42,879	28,312